UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2006 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

March 31, 2006 (unaudited)

THAI COMMON STOCKS AND WARRANTS—82.42%

Shares		Value
COMMON STOCKS—82.30%
Agribusiness—1.41%
3,075,700	Charoen Pokphan Foods Public Co., Ltd.	431,594

Automotive—2.02%
248,700	Interhides Public Co., Ltd.	131,270
240,600	Somboon Advance Technology Public Co., Ltd.	116,463
100,000	Thai Rung Union Car Public Co., Ltd.	15,320
93,800	Thai Stanley Electric Public Co., Ltd.	357,437
		620,490
Banks—16.15%
767,300	Bangkok Bank Public Co., Ltd.	2,153,412
1,962,000	Bank of Ayudhya Public Co., Ltd.	924,454
717,500	Kasikornbank Public Co., Ltd.	1,219,274
999,000	Krung Thai Bank Public Co., Ltd.	280,367
527,100	TISCO Bank Public Co., Ltd.	376,610
		4,954,117
Building Materials—9.38%
10,254,600	Sahaviriya Steel Industries Public Co., Ltd.	319,477
421,300	The Siam Cement Public Co., Ltd.	2,559,993
		2,879,470
Commerce—2.47%
304,600	BIG C Supercenter Public Co., Ltd.	315,668
1,399,600	C.P. 7-Eleven Public Co., Ltd.	241,443
321,100	Robinson Department Store Public Co., Ltd. *	82,675
55,500	Siam Makro Public Co., Ltd.	116,463
		756,249
Communication—7.86%
732,300	Advanced Info Service Public Co., Ltd.	1,725,224
622,300	Samart Corporation Public Co., Ltd.	124,176
1,632,600	True Corp. Public Co., Ltd. *	441,372
1,528,000	TT&T Public Co., Ltd. *	121,961
		2,412,733
Electrical—0.09%
547,500	Mida Assets Public Co., Ltd.	28,757
Electronic Components—1.12%
328,900	Hana Microelectronic Public Co., Ltd.	256,168
700,000	KCE Electronics Public Co., Ltd.	87,593
		343,761
Energy—23.89%
205,400	Electricity Generating Public Co., Ltd.	415,150
358,700	Glow Energy Public Co., Ltd.	272,451
171,200	PTT Exploration and Production Public Co., Ltd.	2,433,202
596,000	PTT Public Co., Ltd.	3,590,851
605,200	Ratchaburi Electricity Generating Holding Public Co., Ltd.	619,400
		7,331,054

1

Finance & Securities—2.69%
2,761,300	Asia Plus Securities Public Co., Ltd.	317,091
497,000	Kim Eng Securities Thailand Public Co., Ltd.	305,837
386,000	National Finance Public Co., Ltd.	161,004
39,900	Siam Panich Leasing Public Co., Ltd.	40,066
		823,998
Health Care Services—0.51%
1,502,500	Bangkok Chain Hospital Public Co., Ltd.	154,743

Household Goods—0.33%
102,700	Modernform Group Public Co., Ltd.	101,804

Mining—1.46%
683,800	Padaeng Industry Public Co., Ltd.	448,957

Petrochemicals—0.48%
962,300	Indorama Polymers Public Co., Ltd.	147,422

Printing & Publishing—3.39%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,039,774

Property Development—4.91%
816,200	Amata Corporation Public Co., Ltd.	367,765
949,761	Land and House Public Co., Ltd.	199,300
2,264,500	Prinsiri Public Co., Ltd.	177,248
1,104,000	Sammakorn Public Co., Ltd.	78,454
4,042,500	Sansiri Public Co., Ltd.	403,847
541,100	SinoThai Engineering & Construction Public Co., Ltd.	132,354
78,300	Ticon Industrial Connection Public Co., Ltd.	38,305
2,733,400	TRC Construction Public Co., Ltd.	109,086
		1,506,359
Rehabilitation—0.96%
1,540,600	Thai Petrochemical Industry Public Co., Ltd. *	293,533

Retail Food—1.27%
270,200	Minor International Public Co., Ltd.	56,699
70,000	S&P Syndicate Public Co., Ltd.	40,552
138,000	Serm Suk Public Co., Ltd.	75,682
126,300	Thai Union Frozen Products Public Co., Ltd.	98,370
471,700	The Vegetable Oil Public Co., Ltd.	119,629
		390,932
Transportation—1.91%
571,200	Bangkok Expressway Public Co., Ltd.	332,378
170,000	Regional Container Lines Public Co., Ltd.	92,356
345,000	Thoresen Thai Agencies Public Co., Ltd.	161,669
		586,403

Total Common Stocks (Cost—$15,062,463)		25,252,150

WARRANTS—0.12%
Electrical—0.01%
219,000	Mida Assets Public Co., Ltd., expires 2/8/09 *	3,891

Finance & Securities—0.02%
112,350	Asia Plus Securities Public Co., Ltd., expires 9/30/08 *	7,463

2

Household Goods—0.00%
10,270	Modernform Group Public Co., Ltd., expires 12/1/07 *	719

Property Development—0.02%
60,450	SinoThai Engineering & Construction Public Co., Ltd., expires 4/18/08 *	5,665

Retail Food—0.01%
27,020	Minor International Public Co., Ltd., expires 3/29/08 *	1,496

Utilities—0.06%
796,960	Eastern Water Resources Development & Management Public Co., Ltd., expires 11/28/07 *	18,673

Total Warrants (Cost—$4,740)		37,907
Total Thai Common and Warrants (Cost—$15,067,202)		25,290,057

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—18.32%
THAI BAHT SAVINGS ACCOUNT—16.66%
198,578	Bangkok Bank Savings Account, 0.5%, due 4/3/06		5,112,891

U.S. DOLLAR TIME DEPOSIT—0.68%
$209	Bank of New York, 0.05%, due 4/3/06		209,006

U.S. TREASURY BILL—0.98%
300	U.S. Treasury Bill, due 4/27/06		299,101

Total Short-Term Investments (Cost—$5,583,717)			5,620,998
Total Investments—100.74%
(Cost—$20,650,919)			30,911,055

Liabilities in excess of other assets—(0.74%)			(226,674)

NET ASSETS	(Applicable to 3,146,562 shares of capital stock outstanding; equivalent to $9.75 per share)	100.00%	$30,684,381

*  Non-income producing securities.

3

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: April 11, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Masamichi Yokoi		Date: April 11, 2006
Masamichi Yokoi, Chairman